Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥) $ / ¥	Jun. 30, 2022 USD ($) $ / ¥	Jun. 30, 2021 CNY (¥)
Foreign Currency
Foreign currency exchange loss	¥ 441	$ 66	¥ (268)
Convenience Translation
Translation to USD	6.6981	6.6981